LEASES - Lease Assets And Liabilities (Details) $ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 USN ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USN ($)	Dec. 31, 2021 USD ($)
Assets
Right of use assets - Operating Leases	$ 431	$ 431	$ 475	$ 475	$ 154
Total lease assets		431	475	475	154
Current liabilities
Lease liability, current - Operating Leases	225	225	206	206	87
Noncurrent liabilities:
Lease liability, non-current - Operating Leases	188	188	239	239	28
Total lease liabilities	$ 413	$ 413	$ 445	$ 445	$ 115